Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	spdrst_SupplementTextBlock

Important Notice Regarding Change in ETF Name,

Investment Objective, Index and Related Matters

SPDR® Series Trust

Supplement Dated August 29, 2017 to the Prospectus and

the Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR® Morgan Stanley Technology ETF

(the “Fund”)

Effective September 11, 2017 (the “Effective Date”), the Fund’s name, ticker symbol, benchmark index, investment objective and principal investment strategy will change. Accordingly, as of the Effective Date:

1.	All references to the Fund name, ticker symbol and benchmark index in the Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR Morgan Stanley Technology ETF (MTK)	Morgan Stanley Technology Index	SPDR NYSE Technology ETF (XNTK)	NYSE Technology Index

2.	The section entitled “INVESTMENT OBJECTIVE” on page 106 of the Prospectus is replaced in its entirety with the following:

The SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies.

3.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 106 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the NYSE Technology Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is composed of 35 leading U.S.-listed technology-related companies. The investible universe of the Index comprises all stocks in the Information Technology sector and technology-related stocks in the Consumer Discretionary sector, as defined by the Index Provider (as defined below) that are listed on major U.S. stock exchanges and meet the following criteria as of the index rebalance date: (i) issued by a company with a minimum market capitalization of $2 billion and (ii) have a trailing 3-month average daily traded value of $10 million. Stocks must also meet at least one of the following three revenue-and sales-growth criteria: (i) demonstrate stable or increasing sales growth over the last twelve months, (ii) have only one consecutive quarter of negative sales growth in the last two years, or (iii) have revenue totals from the last four quarters that classify it within the top 75 companies within the specific industry classification designated to it by the Index Provider. Eligible stocks are then ranked based on market capitalization and liquidity, and the top 35 stocks are selected for inclusion in the Index. At least 75% of the companies included in the Index must be headquartered in the United States. The Index is equal-weighted and rebalanced annually after the close of trading on the third Friday of December. The ICE Data Indices Index Committee is responsible for the day-to-day management of the Index and is also responsible for decisions regarding the interpretation of Index rules.

The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

4.	In the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” on page 107 of the Prospectus, “Electronics Companies Risk” is deleted and replaced with the following:

Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

SPDR(R) Morgan Stanley Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

Important Notice Regarding Change in ETF Name,

Investment Objective, Index and Related Matters

SPDR® Series Trust

Supplement Dated August 29, 2017 to the Prospectus and

the Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR® Morgan Stanley Technology ETF

(the “Fund”)

Effective September 11, 2017 (the “Effective Date”), the Fund’s name, ticker symbol, benchmark index, investment objective and principal investment strategy will change. Accordingly, as of the Effective Date:

1.	All references to the Fund name, ticker symbol and benchmark index in the Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR Morgan Stanley Technology ETF (MTK)	Morgan Stanley Technology Index	SPDR NYSE Technology ETF (XNTK)	NYSE Technology Index

2.	The section entitled “INVESTMENT OBJECTIVE” on page 106 of the Prospectus is replaced in its entirety with the following:

The SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies.

3.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 106 of the Prospectus is replaced in its entirety with the following:

In seeking to track the performance of the NYSE Technology Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is composed of 35 leading U.S.-listed technology-related companies. The investible universe of the Index comprises all stocks in the Information Technology sector and technology-related stocks in the Consumer Discretionary sector, as defined by the Index Provider (as defined below) that are listed on major U.S. stock exchanges and meet the following criteria as of the index rebalance date: (i) issued by a company with a minimum market capitalization of $2 billion and (ii) have a trailing 3-month average daily traded value of $10 million. Stocks must also meet at least one of the following three revenue-and sales-growth criteria: (i) demonstrate stable or increasing sales growth over the last twelve months, (ii) have only one consecutive quarter of negative sales growth in the last two years, or (iii) have revenue totals from the last four quarters that classify it within the top 75 companies within the specific industry classification designated to it by the Index Provider. Eligible stocks are then ranked based on market capitalization and liquidity, and the top 35 stocks are selected for inclusion in the Index. At least 75% of the companies included in the Index must be headquartered in the United States. The Index is equal-weighted and rebalanced annually after the close of trading on the third Friday of December. The ICE Data Indices Index Committee is responsible for the day-to-day management of the Index and is also responsible for decisions regarding the interpretation of Index rules.

The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

4.	In the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” on page 107 of the Prospectus, “Electronics Companies Risk” is deleted and replaced with the following:

Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.